Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Cash and due from financial institutions	$ 1,662	$ 1,870
Interest-bearing demand deposits	12,040	7,991
Cash and cash equivalents	13,702	9,861
Time deposits in other financial institutions	2,229	6,962
Securities available for sale	541	1,045
Securities held-to-maturity, at amortized cost- approximate fair value of $611 and $775 at June 30, 2020 and 2019, respectively	598	775
Loans held for sale	667
Loans, net of allowance of $1,488 and $1,456 at June 30, 2020 and 2019, respectively	285,887	280,969
Other real estate owned, net	640	710
Premises and equipment, net	4,916	5,028
Federal Home Loan Bank stock, at cost	6,498	6,482
Accrued interest receivable	830	758
Bank-owned life insurance	2,594	2,518
Goodwill	947	14,507
Prepaid federal income taxes	135	266
Prepaid expenses and other assets	952	890
Total assets	321,136	330,771
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deposits	212,273	195,836
Federal Home Loan Bank advances	54,715	66,703
Advances by borrowers for taxes and insurance	800	763
Accrued interest payable	27	28
Deferred federal income taxes	837	701
Other liabilities	573	462
Total liabilities	269,225	264,493
Commitments and contingencies
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,981	35,056
Retained earnings	19,932	33,867
Unearned employee stock ownership plan (ESOP)	(289)	(476)
Treasury shares at cost, 343,849 and 266,549 common shares at June 30, 2020 and 2019, respectively	(2,801)	(2,259)
Accumulated other comprehensive income	2	4
Total shareholders’ equity	51,911	66,278
Total liabilities and shareholders’ equity	$ 321,136	$ 330,771